Accounts Receivable, Net	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	March 31, 2023	March 31, 2022
Accounts receivable	$92,666,927	$41,196,995
Less: allowance for doubtful accounts	(3,219,772)	(237,037)
Accounts receivable, net	$89,447,155	$40,959,958

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers, which has not been collected as of the balance sheet dates.

Allowance for doubtful accounts movement was as follows:

	March 31, 2023	March 31, 2022
Beginning balance	$237,037	$483,124
Additions (reductions)	2,951,045	(223,834)
Foreign currency translation adjustments	31,690	(22,253)
Ending balance	$3,219,772	$237,037